FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    9/30/2013





























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2013

DESCRIPTION                                 SHARES        FAIR VALUE
-----------                                 ------      ------------

COMMON STOCKS ? 97.26%

Biological Products, Except Diagnostic
Substances-4.50%
   PDL BioPharma                             86,450           689,007

Oil Drilling and Gas Wells-6.57%
   Patterson UTI Energy			47,020		1,005,288

Papermills-5.07%
   Resolute Forest Products  (a)             58,730           776,411

Crude Petroleum and Natural Gas-16.16%
   Swift Energy   (a)                        72,945	        833,032
   Stone Energy   (a)                        27,384           888,063
   Vaalco Energy  (a)                       135,048           753,568
                                                             --------
                                                            2,474,663

Semi Conductors and Related Devices-5.76%
   Cirrus Logic   (a)                        38,900           881,474

Air Transportation, Scheduled-5.18%
   Hawaiian Airlines   (a)                  106,600           793,104

Telephone Communications-4.19%
   Telephone & Data Systems                  21,720           641,826

Search, Detection, Navigation, Guidance, Aeronautical,
and Nautical Systems-3.68%
   Telenav   (a)                             96,500           563,560

Household Audio & Video Equipment-4.91%
   Skullcandy   (a)                         121,197           750,815

Miscellaneous Retail-8.03%
  Zagg Inc   (a)                            119,607           538,231
  EZCORP Inc (a)                             40,930           690,489
                                                             --------
                                                            1,228,720





-	Continued ?



SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
SEPTEMBER 30, 2013

DESCRIPTION                                  SHARES        FAIR VALUE
-----------                                  ------       -----------


Gold and Silver Ores-4.06%
  Coeur Mining   (a)                         51,588           621,635

Family Clothing Stores-4.35%
  American Eagle Outfitters                  47,600           665,924

Petroleum Refining-6.34%
  Alon USA Energy                            95,000           969,950


Management Consulting Svcs-4.04%
   Brink?s                                   21,848           618,298

Gold Ores-4.43%
   IAMGOLD Corp  (a)                        142,857           678,571

Industrial Inorganic Chemicals-5.79%
   Intrepid Potash                           56,500           885,920

Silver Ores-4.16%
   Pan American Silver Ore   (a)             60,400           637,220

                                                             --------

Total common stocks (cost $14,097,790)                     14,882,386


















- Continued -

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
SEPTEMBER 30, 2013



                                                 SHARES   FAIR VALUE
SHORT-TERM INVESTMENTS ? 2.75%                   ------    ---------
   Schwab Money Market Fund-current interest
      at 0.01%
       			                        420,718  $   420,718
                                                            --------
   Total short-term investments (cost $ 420,718)             420,718
                                                            --------

Total investment securities ? 100.01% (cost $14,518,508)  15,303,104

Other assets less liabilities ? 0.02%                         (1,042)
                                                            --------

Net assets ? 100.00%                                   $  15,302,062
                                                        ============

(a) Presently non-income producing



The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.








Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)



The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2010:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $14,882,386          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $14,882,386          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.
























THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the nine months ended September 30, 2013 were $18,118,444 and $17,709,730, respectively. At the end of the period, net unrealized depreciation for Federal Income tax purposes aggregated $784,596, of which $1,563,224 related to unrealized appreciation of securities and ($778,629) related to unrealized depreciation of securities. The cost of investments at September 30, 2013 for Federal Income tax purposes was $14,097,790, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and
procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.
b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.






















Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                            -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/22/2013






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                        -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/22/2013